Finance income and expense - Disclosure of detailed information about finance income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Income [Abstract]
Fair value adjustment on redeemable preference shares	$ 1,654	$ 3,356
Interest income and other	4,199	2,899
Total finance income	$ 5,853	$ 6,255